FINANCIAL INSTRUMENTS - Sensitivity Analysis of Foreign Currencies Against U.S. Dollar and Impact on Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	$ (5,664)	$ (5,812)
Currency risk | Canadian dollar
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	(4,719)	(5,944)
Currency risk | Euro
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	(64)	(95)
Currency risk | Indian Rupee
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	$ (881)	$ 227